Goodwill and Other Intangibles - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 29	$ 29	$ 57	$ 56